Subsidiaries - Summarized Financial Information Before Intercompany Eliminations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of subsidiaries [Line Items]
Current assets	$ 112,968		$ 103,204		$ 3,445
Noncurrent assets	421,329		420,537		12,850
Current liabilities	81,997		67,750		2,501
Noncurrent liabilities	56,494		63,272		1,723
Equity attributable to the parent	382,826		380,287		11,675
NONCONTROLLING INTERESTS	12,980		12,432		$ 396
NET INCOME	38,508	$ 1,174	38,061	$ 37,869
Profit attributable to the parent	37,189	1,134	36,958	36,358
Profit attributable to noncontrolling interests	1,319	40	1,103	1,511
Other comprehensive income (loss)	2,081	64	669	1,112
Total comprehensive income attributable to the parent	39,223	1,196	37,658	37,450
Total comprehensive income, attributable to non-controlling interests	1,366	42	1,072	1,531
TOTAL COMPREHENSIVE INCOME	40,589	1,238	38,730	38,981
Net cash flow from operating activities	79,244	2,417	74,559	75,951
Net cash flow from investing activities	(35,332)	(1,078)	(50,174)	(30,789)
Net cash flow from financing activities	(41,516)	(1,266)	(40,730)	(34,800)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	40	1	(24)	52
Net cash inflow (outflow)	2,436	$ 74	(16,369)	10,414
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	6,738		6,540
Noncurrent assets	3,522		3,141
Current liabilities	3,582		2,982
Noncurrent liabilities	416		459
Equity attributable to the parent	1,713		1,707
NONCONTROLLING INTERESTS	4,549		4,533
Revenues and income	32,503		31,675	31,602
Costs and expenses	32,012		30,964	30,958
NET INCOME	491		711	644
Profit attributable to the parent	138		201	182
Profit attributable to noncontrolling interests	353		510	462
Other comprehensive income (loss) attributable to the parent	11		(9)	11
Other comprehensive income (loss) attributable to noncontrolling interests	30		(23)	26
Other comprehensive income (loss)	41		(32)	37
Total comprehensive income attributable to the parent	149		192	192
Total comprehensive income, attributable to non-controlling interests	383		487	488
TOTAL COMPREHENSIVE INCOME	532		679	680
Net cash flow from operating activities	904		1,146	(329)
Net cash flow from investing activities	(356)		36	36
Net cash flow from financing activities	(819)		(873)	(826)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0		0	1
Net cash inflow (outflow)	(271)		309	(1,118)
Dividends paid to noncontrolling interests	371		408	371
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	4,936		3,773
Noncurrent assets	4,222		4,499
Current liabilities	1,102		677
Noncurrent liabilities	21		23
Equity attributable to the parent	2,746		2,578
NONCONTROLLING INTERESTS	5,289		4,994
Revenues and income	3,670		2,941	4,434
Costs and expenses	3,207		2,905	3,673
NET INCOME	463		36	761
Profit attributable to the parent	168		21	265
Profit attributable to noncontrolling interests	295		15	496
Other comprehensive income (loss) attributable to the parent	6		(1)	5
Other comprehensive income (loss) attributable to noncontrolling interests	10		(2)	7
Other comprehensive income (loss)	16		(3)	12
Total comprehensive income attributable to the parent	174		20	270
Total comprehensive income, attributable to non-controlling interests	305		13	503
TOTAL COMPREHENSIVE INCOME	479		33	773
Net cash flow from operating activities	616		325	1,401
Net cash flow from investing activities	(188)		(244)	(1,011)
Net cash flow from financing activities	(43)		(409)	(388)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	15		(2)	8
Net cash inflow (outflow)	400		(330)	10
Dividends paid to noncontrolling interests	$ 11		$ 253	$ 293